Consolidated Changes in Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par value [Member]	Retained Earnings [Member]	Accumulated Other Elements of Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 2.6	$ 2,244.0	$ 2,285.4	$ 9.5	$ (621.8)	$ 3,919.7
Net income	0	0	562.9	0	0	562.9
Other comprehensive income (loss)	0	0	0	(36.6)	0	(36.6)
Non-cash stock compensation expense	0	34.5	0	0	0	34.5
Purchase of treasury stock	0	0	0	0	(124.0)	(124.0)
Treasury stock issued under stock compensation plans	0	(32.5)	0	0	67.9	35.4
Tax benefit of stock compensation plan transactions	0	17.4	0	0	0	17.4
NATCO purchase price allocation adjustment	0	(4.1)	0	0	(12.8)	(16.9)
Balance at Dec. 31, 2010	2.6	2,259.3	2,848.3	(27.1)	(690.7)	4,392.4
Net income	0	0	521.9	0	0	521.9
Other comprehensive income (loss)	0	0	0	(63.7)	0	(63.7)
Non-cash stock compensation expense	0	36.7	0	0	0	36.7
Purchase of treasury stock	0	0	0	0	(2.4)	(2.4)
Treasury stock issued under stock compensation plans	0	(25.4)	0	0	46.1	20.7
Tax benefit of stock compensation plan transactions	0	4.9	0	0	0	4.9
Conversion value of convertible debentures in excess of principal	0	(203.3)	0	0	0	(203.3)
Other		0.2	0	0	0	0.2
Balance at Dec. 31, 2011	2.6	2,072.4	3,370.2	(90.8)	(647.0)	4,707.4
Net income	0	0	750.5	0	0	750.5
Other comprehensive income (loss)	0	0	0	60.8	0	60.8
Non-cash stock compensation expense	0	44.7	0	0	0	44.7
Purchase of treasury stock	0	0	0	0	(21.5)	(21.5)
Treasury stock issued under stock compensation plans	0	(34.0)	0	0	46.7	12.7
Tax benefit of stock compensation plan transactions	0	11.5	0	0	0	11.5
Balance at Dec. 31, 2012	$ 2.6	$ 2,094.6	$ 4,120.7	$ (30.0)	$ (621.8)	$ 5,566.1